SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]
25. SHARE CAPITAL

(a) Authorized and issued capital

The Company has unlimited authorized common shares with no par value.

The movement in the Company's issued and outstanding capital during the years is summarized in the consolidated statements of changes in equity.

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program(1)(2)(3)	13,919,634	$92,092	11,869,145	$113,395

(1) The Company files prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time- to-time, sell common shares of the Company. The sale of common shares is to be made through "at-the-market distributions" ("ATM"), as defined in the Canadian Securities Administrators' National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. For the year ended December 31, 2022, the Company sold 11,869,145 common shares of the Company under the 2021 ATM program at an average price of $9.80 per common share for gross proceeds of $116.3 million, or net proceeds of $113.4 million. At December 31, 2022, the Company incurred $2.9 million in transaction costs in relation to the ATM.

(2) During the year ended December 31, 2023, the Company sold 1,719,634 (2022 - nil) common shares of the Company under the 2022 ATM program at an average price of $8.75 per common share (2022 - $nil) for gross proceeds of $15.0 million (2022 - $nil), or net proceeds of $14.4 million (2022 - $nil). At December 31, 2023, the Company incurred $0.6 million (2022 - $nil) in transaction costs in relation to the 2022 ATM.

(3) During the year ended December 31, 2023, the Company sold 12,200,000 (2022 - nil) common shares of the Company under the 2023 ATM program at an average price of $6.51 per common share (2022 - $nil) for gross proceeds of $79.5 million (2022 - $nil), or net proceeds of $77.7 million (2022 - $nil). At December 31, 2023, the Company incurred $1.8 million (2022 - $nil) in transaction costs in relation to the ATM.

On August 3, 2023, the Company filed a final short form base shelf prospectus in each province of Canada (other than Quebec), and a registration statement on Form F-10 in the United States, which will allow the Company to undertake offerings (including by way of ATM) under one or more prospectus supplements of various securities listed in the shelf prospectus, up to an aggregate total of $500.0 million, over a 25-month period commencing as of the filing date of the shelf prospectus.

(b) Stock options

On May 26, 2022, a new LTIP was adopted. Under the terms of the Company's LTIP, the maximum number of shares reserved for issuance under the LTIP is 6% of the issued shares on a rolling basis. Options may be exercisable over periods of up to ten years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. All stock options granted are subject to vesting with 25% vesting on first anniversary from the date of grant, and 25% vesting each six months thereafter. Any options granted prior to May 26, 2022 will be governed by the 2017 Option Plan and the 2019 Long-Term Incentive Plans, respectively ("2017 Plan" and "2019 LTIP").

The following table summarizes information about stock options outstanding as at December 31, 2023:

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
5.01 - 10.00	2,595,193	8.43	6.93	1,370,545	8.69	4.84
10.01 - 15.00	3,304,827	12.82	7.93	1,651,640	13.41	7.23
15.01 - 20.00	997,732	16.42	6.85	781,332	16.35	6.68
20.01 - 250.00	468,500	21.61	7.42	430,100	21.60	7.42
	7,366,252	12.32	7.40	4,233,617	13.26	6.37

The movements in stock options issued for the year ended December 31, 2023 and year ended December 31, 2022 are summarized as follows:

	Year Ended December 31, 2023		Year EndedDecember 31, 2022
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	7,275,744	13.19	5,638,383	13.29
Granted	1,881,297	9.15	3,107,500	12.96
Exercised	(337,500)	8.42	(609,623)	9.76
Cancelled or expired	(1,453,289)	13.51	(860,516)	15.44
Balance, end of the year	7,366,252	12.32	7,275,744	13.19

During the year ended December 31, 2023, the aggregate fair value of stock options granted was $6.1 million (December 31, 2022 - $14.7 million), or a weighted average fair value of $3.23 per stock option granted (December 31, 2022 - $4.73).

During the year ended December 31, 2023, total share-based payments expense related to stock options was $6.9 million (December 31, 2022 - $9.0 million).

The following weighted average assumptions were used in estimating the fair value of stock options granted using the Black- Scholes Option Pricing Model:

Assumption	Based on	Year Ended December 31, 2023	Year Ended December 31, 2022
Risk-free interest rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life	3.80	2.16
Expected life (years)	Weighted average life of previously transacted awards	4.06	5.91
Expected volatility (%)	Historical volatility of the Company's stock	59.05	49.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.35%	1.64%

The weighted average closing share price at date of exercise for the year ended December 31, 2023 was CAD$9.78 (December 31, 2022 - CAD$14.70).

(c) Restricted Share Units

On May 26, 2022, a new LTIP was adopted. The Company adopted the LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Restricted Share Units ("RSU's") based on the value of the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. The Company intends to settle all RSU's in equity. Any RSU's granted prior to May 26, 2022 will be governed by the 2019 LTIP.

The associated compensation cost is recorded as share-based payments expense against equity reserves.

The following table summarizes the changes in RSU's for the year ended December 31, 2023 and the year ended December 31, 2022:

	Year Ended December 31, 2023		Year Ended December 31, 2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the year	652,339	14.35	400,549	16.77
Granted	768,066	10.90	498,740	13.18
Settled	(273,515)	14.74	(159,016)	16.57
Forfeited	(266,001)	12.05	(87,934)	14.74
Outstanding, end of the year	880,889	11.92	652,339	14.35

During the year ended December 31, 2023, total share-based payments expense related to RSU's was $4.5 million (December 31, 2022 - $2.9 million).

(d) Performance Share Units

On May 26, 2022, a new LTIP was adopted. The Company adopted the LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Performance Share Units ("PSU's"). The amount of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU's granted, depending on the Company's total shareholder return compared to the return of a selected group of peer companies. Unless otherwise stated, the awards typically vest three years from the grant date. The fair value of a PSU is based on the value of the Company's share price at the date of grant and will be adjusted based on actual units issued on the vesting date. The Company intends to settle all PSU's in equity. Any PSU's granted prior to May 26, 2022 will be governed by the 2019 LTIP.

The following table summarizes the changes in PSU's granted to employees and consultants for the year ended December 31, 2023 and the year ended December 31, 2022:

	Year Ended December 31, 2023		Year Ended December 31, 2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the period	474,654	14.82	275,516	16.58
Granted	384,653	11.12	268,955	13.21
Settled	(38,087)	15.47	-	-
Forfeited	(196,252)	13.69	(69,817)	15.55
Outstanding, end of the period	624,968	12.86	474,654	14.82

During the year ended December 31, 2023, total share-based payments expense related to PSU's was $1.5 million (year ended December 31, 2022 - $1.5 million).

(e) Deferred Share Units

The Company adopted the 2019 LTIP to allow the Company to grant to its directors, employees and consultants non- transferable Deferred Share Units ("DSU's"), in addition to options, RSU's and PSU's. Unless otherwise stated, the DSU awards typically vest immediately at the grant date. The fair value of a DSU is based on the value of the Company's share price at the date of grant. The Company intends to settle all DSU's under the 2019 LTIP in equity.

On March 23, 2022, a new DSU plan was adopted ("2022 DSU Plan"). All DSU's issued under the 2022 DSU Plan will be settled in cash. There were 53,189 DSU's granted under the 2022 plan during the year ended December 31, 2023 resulting in a total expense of $0.3 million (2022 - $0.1 million). As at December 31, 2023, there were a total of 62,332 DSU's outstanding, with a total liability of $0.4 million.

The following table summarizes the changes in DSU's granted to directors for the year ended December 31, 2023 and the year ended December 31, 2022 under the 2019 DSU plan:

	Year Ended December 31, 2023		Year Ended December 31, 2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	shares	(CAD$)	shares	(CAD$)
Outstanding, beginning of the year	50,601	15.83	25,185	18.31
Granted	-	-	37,312	14.07
Settled	-	-	(11,896)	15.55
Outstanding, end of the year	50,601	15.83	50,601	15.83

During the year ended December 31, 2023, total share-based payments expense related to DSU's was $0.3 million (year ended December 31, 2022 - $0.3 million).

(f) Share Repurchase Program and Share Cancellation

The Company has an ongoing share repurchase program to repurchase up to 5,000,000 of the Company's issued and outstanding shares up to March 31, 2024. The normal course issuer bid will be carried out through the facilities of the Toronto Stock Exchange and alternative Canadian marketplaces. All common shares, if any, purchased pursuant to the share repurchase program will be cancelled. The Company believes that from time to time, the market price of its common shares may not fully reflect the underlying value of the Company's business and its future business prospects. The Company believes that at such times, the purchase of common shares would be in the best interest of the Company. During the year ended December 31, 2023, the Company repurchased an aggregate of nil common shares (December 2022 - 100,000) at an average price of $nil per share as part of the share repurchase program (December 2022 - $8.52) for total proceeds of $nil (December 2022 - $0.7 million), net of transaction costs.

(g) Dividends

The Company declared the following dividends during the year ended December 31, 2023:

Declaration Date	Record Date	Dividend per Common Share
February 23, 2023	March 10, 2023	$0.0054
May 4, 2023	May 18, 2023	$0.0057
August 3, 2023	August 16, 2023	$0.0051
November 1, 2023	November 15, 2023	$0.0046
February 21, 2024(1)	March 14, 2024	$0.0048

(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.